SHARE-BASED PAYMENTS (Details Narrative) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 21, 2021 $ / shares shares	Jan. 22, 2021 $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2024 CNY (¥) ¥ / shares
IfrsStatementLineItems [Line Items]
Sale of aggregate shares | shares		3,960,000
Common shares price | $ / shares		$ 1.85
Common Shares | shares		1,584,000
Exercise price per share | $ / shares		$ 2.35
Fair value of issuance | ¥						¥ 1,862	¥ 449
Administrative expenses | $					$ 70
Share option term					1 year 6 months 10 days	1 year 6 months 10 days	2 years 6 months 10 days
Warrants [member]
IfrsStatementLineItems [Line Items]
Common Shares | shares	396,000
Exercise price per share | $ / shares	$ 2.35
Registered Offering [Member]
IfrsStatementLineItems [Line Items]
Exercisable At Price | ¥ / shares								¥ 2.20
Capital reserves			$ 82					¥ 588
Fair values at the date of issuance			53	¥ 383
Share capital and administrative expenses			$ 29	¥ 205